Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 19,957	$ 17,238
Restricted cash	272	230
Accounts receivable	215	495
Inventories	1,207	1,304
Other current assets	342	436
Total current assets	21,993	19,703
Operating lease - right of use asset	254	582
Fixed assets, net	296	312
Total non current assets	550	894
TOTAL ASSETS	22,543	20,597
Current liabilities
Trade accounts payable	219	107
Current operating lease liability	248	305
Other accounts payable	1,742	2,266
Total current liabilities	2,209	2,678
Non-current operating lease liability		217
TOTAL LIABILITIES	2,209	2,895
Shareholders’ equity
Ordinary shares, no par value (*); Authorized: 100,000,000 shares as of December 31, 2025, and 2024; Issued and outstanding: 2,014,263 and 1,264,757 shares as of December 31, 2025, and 2024
Additional paid in capital	128,104	114,372
Accumulated deficit	(107,770)	(96,670)
Total shareholders’ equity	20,334	17,702
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,543	$ 20,597